GOODWILL - Carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	¥ 575,427	$ 81,047	¥ 581,877
Addition	0	0		¥ 368,221	¥ 3,213	¥ 45,272	¥ 165,171
Disposal	0	0	(6,450)
Impairment	0	0	0	0
Goodwill, Ending Balance	¥ 575,427	$ 81,047	¥ 575,427	¥ 581,877